Consolidated Statements of Cash Flows Supplemental Data (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets:
Net investments in properties	$ 2,070,380	$ 2,147,524
Intangible assets, net	443,092	520,401
Other assets	64,741	74,268
Assets	3,406,792	3,644,934
Liabilities:
Accounts payable, accrued expenses, and other liabilities	(40,931)	(44,901)
Total	(1,961,685)	(2,122,345)
Aluminum Corp [Member]
Assets:
Net investments in properties		36,536
Intangible assets, net		1,539
Other assets		49
Assets		38,124
Liabilities:
Non recourse debt		(38,668)
Accounts payable, accrued expenses, and other liabilities		(623)
Total		$ (39,291)